Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Components of provision for income taxes
	2018	2017	2016
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(963)	(564)	(640)

	2018	2017	2016
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	(346)	-	212
Total current (credit) / provision	(346)	-	212

Deferred tax expenses:
The PRC and Hong Kong	34	28	16
Total deferred provision	34	28	16

Total (credit) / provision	(312)	28	228

Reconciling items from income tax
	2018	2017	2016
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(254)	(94)	(136)
Change in valuation allowances	68	120	350
Over-provision for income taxes in prior years	(131)	-	-
Non-deductible expenses	5	2	14
Total (credit) / provision for income taxes at effective tax rate	(312)	28	228

Components of deferred tax assets
	2018	2017
	US$’000	US$’000

Tax losses	975	958
Temporary differences	(17)	(6)
Less: Valuation allowances	(834)	(794)
Net deferred tax assets	124	158

ZHEJIANG TIANLAN
Components of provision for income taxes
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	2	4,237	6,298

Income taxes	2	4,237	6,298

Deferred tax benefit:	(7,969)	(405)	(1,337)

Total deferred taxes	(7,969)	(405)	(1,337)

Total	(7,967)	3,832	4,961

Reconciling items from income tax
	2018	2017	2016
	RMB’000	RMB’000	RMB’000

(Loss)/income before income taxes	(34,194)	30,047	27,603
Computed tax using respective companies’ statutory tax rates	(4,987)	4,548	4,078
(Over)-provision for income taxes in prior years	-	(29)	57
Permanent difference	-	(459)	(82)
Temporary differences	(272)	(405)	(1,337)
Tax effect of revenue not subject to tax	(3,024)	(1,438)	(901)
Tax effect of expenses not deductible for tax purposes	316	1,435	2,732
Tax effect of unused tax losses not recognized	-	180	414
Income taxes (credit)/expense at effective tax rate	(7,967)	3,832	4,961

Components of deferred tax assets
	2018	2017
	RMB’000	RMB’000

Allowance for doubtful debts	13,201	6,269
Tax losses	1,037	-
Total deferred tax assets	14,238	6,269